Schedule I - Condensed Financial Information of the Registrant	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule I - Condensed Financial Information of the Registrant
SCHEDULE I
Condensed Financial Information of the Registrant

PPD, Inc. (Parent Company Only)
STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands)

			For the period from
	Year Ended	Year Ended	May 11, 2017 to
	December 31, 2019	December 31, 2018	December 31, 2017
Equity in income of subsidiaries	$53,159	$105,308	$244,936
General and administrative expenses	6,452	1,345	221
Income before income tax benefit	46,707	103,963	244,715
Income tax benefit	(1,114)	(223)	(69)
Net income	47,821	104,186	244,784
Equity in other comprehensive income (loss) of subsidiaries	13,777	(78,994)	79,300
Total comprehensive income	$61,598	$25,192	$324,084

The accompanying notes are an integral part of these condensed financial statements.

PPD, Inc. (Parent Company Only)
BALANCE SHEETS
(in thousands)

ASSETS

	December 31, 2019	December 31, 2018
Cash and cash equivalents	$2,458	$2,757
Deferred costs	3,699	—
Total assets	$6,157	$2,757

LIABILITIES AND STOCKHOLDERS' DEFICIT

	December 31, 2019	December 31, 2018
Other liabilities	$205,819	$217,513
Recapitalization investment portfolio liability	191,678	198,524
Investments in subsidiaries	2,306,808	1,109,141
Total liabilities	2,704,305	1,525,178
Common stock $0.01 par value, 2,080,000 shares authorized; 280,127 shares issued and 279,426 shares outstanding as of December 31, 2019 and 2,080,000 shares authorized; 279,545 shares issued
and 279,030 shares outstanding as of December 31, 2018	2,801	2,795
Other stockholders' deficit	(2,700,949)	(1,525,216)
Total stockholders' deficit	(2,698,148)	(1,522,421)
Total liabilities and stockholders' deficit	$6,157	$2,757

The accompanying notes are an integral part of these condensed financial statements.

PPD, Inc. (Parent Company Only)
STATEMENTS OF CASH FLOWS
(in thousands)
			For the period from
	Year Ended	Year Ended	May 11, 2017 to
	December 31, 2019	December 31, 2018	December 31, 2017
Net cash used in operating activities	$(15,492)	$(2,105)	$(94)
Cash flows from investing activities:
Return of capital from subsidiaries	1,260,681	123,000	539,876
Net cash provided by investing activities	1,260,681	123,000	539,876
Cash flows from financing activities:
Purchase of treasury stock	(4,012)	(8,630)	—
Proceeds from exercise of stock options	4,524	923	—
Proceeds from recapitalization share issuance	—	—	2,770,001
Payout for recapitalization share redemptions	—	—	(3,309,876)
Recapitalization tax benefit distribution	—	(99,745)	—
Recapitalization investment portfolio distribution	—	(14,741)	(3,798)
Proceeds from employee stock purchases	—	480	7,466
Return of capital and special dividend to stockholders	(1,246,000)	—	—
Net cash used in financing activities	(1,245,488)	(121,713)	(536,207)
Net change in cash and cash equivalents	(299)	(818)	3,575
Cash and cash equivalents at beginning of period	2,757	3,575	—
Cash and cash equivalents at end of period	$2,458	$2,757	$3,575

The accompanying notes are an integral part of these condensed financial statements.
Notes to Registrant’s Condensed Financial Statements (Parent Company Only)

Basis of Presentation
These condensed PPD, Inc. (“PPD” or “Parent Company”) only financial statements have been prepared in accordance with Rule 12-04 of Regulation S-X, as the restricted net assets of the subsidiaries of the Parent Company exceed 25% of the consolidated net assets of the Parent Company as stipulated by Rule 5-04, Section I from Regulation S-X. The ability of the Parent Company’s operating subsidiaries to pay dividends is restricted due to the terms of the subsidiaries’ Credit Agreement and indentures as defined in Note 10, “Long-term Debt and Finance Lease Obligations,” to the audited consolidated financial statements included elsewhere in this Annual Report on Form 10-K.
PPD became the Parent Company as a result of a Recapitalization in 2017. As a result, these Parent Company only condensed financial statements reflect the periods following this Recapitalization event. See Note 1, “Basis of Presentation and Summary of Significant Accounting Policies” and Note 2, “Recapitalization Transaction,” in the audited consolidated financial statements included elsewhere in this Annual Report on Form 10-K for additional information on the Recapitalization.
These condensed Parent Company only financial statements have been prepared using the same accounting principles and policies described in the notes to the audited consolidated financial statements, with the only exception being that the Parent Company accounts for investments in its subsidiaries using the equity method. Other liabilities in the condensed balance sheets include related party transactions with subsidiaries. Cash payments made by subsidiaries on behalf of the Parent Company during the year ended December 31, 2019 include $2.6 million in professional fees related to the Parent Company’s initial public offering (“IPO”) and $19.7 million in cash settlements to stockholders related to the stock option modification. Cash payments made by subsidiaries on behalf of the Parent Company during the year ended December 31, 2018 include $1.3 million related to the recapitalization investment portfolio liability and $8.6 million related to the recapitalization tax benefit liability. These condensed financial statements should be read in conjunction with the audited consolidated financial statements and related notes thereto included elsewhere in this Annual Report on Form 10-K.
Dividends paid
The following summarizes the dividends paid to the Parent Company by subsidiaries in 2019 and 2018 (in thousands).

Dividends Paid
Paid in May 2019	$1,086,281
Paid in November 2019	174,400
Total paid in 2019	$1,260,681

Paid in June 2018	$107,000
Paid in November 2018	16,000
Total paid in 2018	$123,000
Subsequent Event
Initial Public Offering
On February 6, 2020, the Parent Company’s common stock began trading on Nasdaq under the symbol “PPD”. On February 10, 2020, the Parent Company completed its IPO of its common stock at a price to the public of $27.00 per share. The Parent Company issued and sold 69.0 million shares of common stock in the IPO, including 9.0 million common shares issued pursuant to the full exercise of the underwriters option to purchase additional shares. The IPO raised proceeds of approximately $1,765.7 million for the Parent Company, after deducting underwriting discounts and commissions and estimated offering expenses. The Parent Company used the proceeds to redeem the previously outstanding HoldCo Notes held by a subsidiary of the Parent Company. See Note 22, “Subsequent Events,” in the audited consolidated financial statements included elsewhere in this Annual Report on Form 10-K for additional information.